Leases - Maturity of finance lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases
Finance lease receivables, undiscounted	$ 264.8	$ 307.7
Unearned finance income	38.0	41.6
Finance lease receivables	226.8	266.1
Insurance and reinsurance companies
Leases
Finance lease receivables, undiscounted	9.8	10.9
Unearned finance income	1.0	1.5
Finance lease receivables	8.8	9.4
Non-insurance companies
Leases
Finance lease receivables, undiscounted	255.0	296.8
Unearned finance income	37.0	40.1
Finance lease receivables	218.0	256.7
One year or less
Leases
Finance lease receivables, undiscounted	58.2	64.5
One year or less | Insurance and reinsurance companies
Leases
Finance lease receivables, undiscounted	2.8	2.5
One year or less | Non-insurance companies
Leases
Finance lease receivables, undiscounted	55.4	62.0
One to two years
Leases
Finance lease receivables, undiscounted	50.3	55.3
One to two years | Insurance and reinsurance companies
Leases
Finance lease receivables, undiscounted	1.8	2.3
One to two years | Non-insurance companies
Leases
Finance lease receivables, undiscounted	48.5	53.0
Two to three years
Leases
Finance lease receivables, undiscounted	44.1	46.0
Two to three years | Insurance and reinsurance companies
Leases
Finance lease receivables, undiscounted	1.4	1.3
Two to three years | Non-insurance companies
Leases
Finance lease receivables, undiscounted	42.7	44.7
Three to four years
Leases
Finance lease receivables, undiscounted	37.8	40.3
Three to four years | Insurance and reinsurance companies
Leases
Finance lease receivables, undiscounted	1.1	1.0
Three to four years | Non-insurance companies
Leases
Finance lease receivables, undiscounted	36.7	39.3
Four to five years
Leases
Finance lease receivables, undiscounted	28.5	34.3
Four to five years | Insurance and reinsurance companies
Leases
Finance lease receivables, undiscounted	0.7	1.0
Four to five years | Non-insurance companies
Leases
Finance lease receivables, undiscounted	27.8	33.3
More than five years
Leases
Finance lease receivables, undiscounted	45.9	67.3
More than five years | Insurance and reinsurance companies
Leases
Finance lease receivables, undiscounted	2.0	2.8
More than five years | Non-insurance companies
Leases
Finance lease receivables, undiscounted	$ 43.9	$ 64.5